Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 28,044	$ 41,579